Segments - Schedule of Sales Percentage by Therapeutic Category (Detail)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
McKesson Corporation [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Third party net sales present	13.00%	12.00%	9.00%
AmerisourceBergen Corporation [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Third party net sales present	11.00%	9.00%	9.00%